Share-based payments - Movements in the number and weighted average exercise price of share options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 Options £ / shares	Dec. 31, 2024 Options £ / shares
2021 Incentive Plan
Share-based payments
Outstanding, start of period	1,171,210	998,598
Granted during the period	2,252,530	397,803
Exercised during the period	(61,524)	(128,369)
Forfeited during the period	(79,816)	(96,822)
Outstanding, end of period	3,282,400	1,171,210
Weighted average exercise price, Outstanding, start of period | £ / shares	£ 0.91	£ 1.2
Weighted average exercise price, Granted during the period | £ / shares	0.09	0.4
Weighted average exercise price, Forfeited during the period | £ / shares	1.27	2.97
Weighted average exercise price, Outstanding, end of period | £ / shares	£ 0.35	£ 0.91
EMI Scheme
Share-based payments
Outstanding, start of period	945,429	1,170,231
Exercised during the period	(6,184)
Forfeited during the period	(42,621)	(224,802)
Outstanding, end of period	896,624	945,429
Weighted average exercise price, Outstanding, start of period | £ / shares	£ 2.2	£ 2.5
Weighted average exercise price, Exercised during the period | £ / shares	1.8
Weighted average exercise price, Forfeited during the period | £ / shares	11	3.8
Weighted average exercise price, Outstanding, end of period | £ / shares	£ 1.8	£ 2.2